Segmental analysis - Assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segmental analysis
Assets	£ 720,053	£ 781,992	£ 799,491
Liabilities	683,557	740,189	755,667
Retail Banking
Segmental analysis
Assets	226,375	209,973	197,618
Liabilities	192,282	192,715	178,617
Private Banking
Segmental analysis
Assets	29,867	29,854	26,206
Liabilities	41,491	39,388	32,457
Commercial & Institutional
Segmental analysis
Assets	404,817	425,718	491,544
Liabilities	383,768	411,757	460,338
Central Items and other
Segmental analysis
Assets	58,994	116,447	84,123
Liabilities	£ 66,016	£ 96,329	£ 84,255